PGIM Nasdaq-100 Buffer 12 ETF - October
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.6%
Affiliated Mutual Fund 0.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $97,120)(wb)	97,120	$97,120
Options Purchased*~ 103.2%
(cost $22,394,692)		23,045,716

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6% (cost $22,491,812)		23,142,836
Options Written*~ (3.6)%
(premiums received $1,211,633)		(794,835)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $21,280,179)		22,348,001
Liabilities in excess of other assets (0.0)%		(9,108)

Net Assets 100.0%		$22,338,893

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	09/30/26	$6.00		336		34	$22,874,796
Invesco QQQ Trust, Series 1	Put	09/30/26	$600.37		336		34	170,920
Total Options Purchased (cost $22,394,692)								$23,045,716
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	09/30/26	$697.93		336		34	$(739,516)
Invesco QQQ Trust, Series 1	Put	09/30/26	$528.33		336		34	(55,319)
Total Options Written (premiums received $1,211,633)								$(794,835)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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